Bernstein Fund, Inc.

Small Cap Core Portfolio

Schedule of Investments

December 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Financials - 18.6%
Banks - 10.2%
1st Source Corp.	33,890	$1,758,213
Bancorp, Inc. (The) (a)	293,520	3,806,954
Bank of NT Butterfield & Son Ltd. (The)	94,530	3,499,501
Cadence BanCorp	145,672	2,641,033
Cathay General Bancorp	128,440	4,887,142
Civista Bancshares, Inc.	60,560	1,453,440
Community Trust Bancorp, Inc.	49,860	2,325,470
East West Bancorp, Inc.	71,570	3,485,459
Enterprise Financial Services Corp.	28,660	1,381,699
First BanCorp/Puerto Rico	326,966	3,462,570
First Citizens BancShares, Inc./NC-Class A	5,410	2,879,256
First Financial Corp./IN	49,810	2,277,313
First Interstate BancSystem, Inc.	93,304	3,911,304
Great Southern Bancorp, Inc.	47,180	2,987,438
Great Western Bancorp, Inc.	113,250	3,934,305
Hancock Whitney Corp.	132,160	5,799,181
Hanmi Financial Corp.	124,431	2,487,998
Hilltop Holdings, Inc.	196,243	4,892,338
Home BancShares, Inc./AR	183,090	3,599,549
IBERIABANK Corp.	53,414	3,996,970
Independent Bank Group, Inc.	32,185	1,784,336
International Bancshares Corp.	98,720	4,251,870
Northeast Bank (a)	101,251	2,226,510
Preferred Bank/Los Angeles CA	63,600	3,821,724
Republic Bancorp, Inc./KY-Class A	58,420	2,734,056
S&T Bancorp, Inc.	50,160	2,020,946
Sterling Bancorp/DE	203,239	4,284,278
Synovus Financial Corp.	81,298	3,186,882
Texas Capital Bancshares, Inc. (a)	42,490	2,412,157
Umpqua Holdings Corp.	159,300	2,819,610
Western Alliance Bancorp	73,140	4,168,980
Wintrust Financial Corp.	39,190	2,778,571

		101,957,053

Capital Markets - 0.9%
Cowen, Inc.-Class A (a)	132,150	2,081,362
Evercore, Inc.-Class A	24,710	1,847,320
Houlihan Lokey, Inc.	67,490	3,298,236
Waddell & Reed Financial, Inc.-Class A	110,800	1,852,576

		9,079,494

Consumer Finance - 1.2%
Enova International, Inc. (a)	117,500	2,827,050
Navient Corp.	211,069	2,887,424
Nelnet, Inc.-Class A	49,070	2,857,837
OneMain Holdings, Inc.	74,580	3,143,547

		11,715,858

Insurance - 2.8%
American Equity Investment Life Holding Co.	121,884	3,647,988
Assured Guaranty Ltd.	84,160	4,125,523
CNO Financial Group, Inc.	34,630	627,842
Employers Holdings, Inc.	81,306	3,394,526
First American Financial Corp.	50,879	2,967,263

Company	Shares	U.S. $ Value
Health Insurance Innovations, Inc.-Class A (a)	144,870	$2,794,542
National Western Life Group, Inc.-Class A	8,070	2,347,402
Palomar Holdings, Inc. (a)	43,690	2,205,908
Primerica, Inc.	24,270	3,168,691
Universal Insurance Holdings, Inc.	115,940	3,245,161

		28,524,846

Mortgage Real Estate Investment Trusts (REITs) - 0.7%
AG Mortgage Investment Trust, Inc.	66,320	1,022,655
Ellington Financial, Inc.	146,670	2,688,461
PennyMac Mortgage Investment Trust	153,490	3,421,292

		7,132,408

Thrifts & Mortgage Finance - 2.8%
Axos Financial, Inc. (a)	93,094	2,818,886
BankUnited, Inc.	98,160	3,588,730
Essent Group Ltd.	95,087	4,943,573
Federal Agricultural Mortgage Corp.-Class C	13,740	1,147,290
Flagstar Bancorp, Inc.	26,610	1,017,832
MGIC Investment Corp.	279,368	3,958,645
NMI Holdings, Inc.-Class A (a)	69,006	2,289,619
Radian Group, Inc.	183,450	4,615,602
Walker & Dunlop, Inc.	54,760	3,541,877

		27,922,054

		186,331,713

Health Care - 15.9%
Biotechnology - 6.0%
ACADIA Pharmaceuticals, Inc. (a)	80,170	3,429,673
Aimmune Therapeutics, Inc. (a)	86,282	2,887,859
Allakos, Inc. (a)	15,520	1,479,987
Allogene Therapeutics, Inc. (a)	59,971	1,558,047
Arena Pharmaceuticals, Inc. (a)	54,606	2,480,205
Arrowhead Pharmaceuticals, Inc. (a)	79,230	5,025,559
Ascendis Pharma A/S (Sponsored ADR) (a)	9,050	1,259,036
BeiGene Ltd. (Sponsored ADR) (a)	4,900	812,224
Biohaven Pharmaceutical Holding Co., Ltd. (a)	32,360	1,761,678
Blueprint Medicines Corp. (a)	33,500	2,683,685
ChemoCentryx, Inc. (a)	27,350	1,081,693
Coherus Biosciences, Inc. (a)	134,230	2,416,811
Deciphera Pharmaceuticals, Inc. (a)	31,210	1,942,510
Dicerna Pharmaceuticals, Inc. (a)	75,350	1,659,960
Eagle Pharmaceuticals, Inc./DE (a)	19,840	1,191,987
Emergent BioSolutions, Inc. (a)	43,859	2,366,193
Global Blood Therapeutics, Inc. (a)	41,000	3,259,090
Gossamer Bio, Inc. (a)	55,362	865,308
Halozyme Therapeutics, Inc. (a)	127,176	2,254,830
Iovance Biotherapeutics, Inc. (a)	100,140	2,771,875
Karuna Therapeutics, Inc. (a)	8,140	613,268
Ligand Pharmaceuticals, Inc. (a)	17,760	1,852,190
Madrigal Pharmaceuticals, Inc. (a)	17,243	1,571,010

Company	Shares	U.S. $ Value
Mirati Therapeutics, Inc. (a)	21,223	$2,734,796
Neurocrine Biosciences, Inc. (a)	13,516	1,452,835
NextCure, Inc. (a)	30,452	1,715,361
Precision BioSciences, Inc. (a)	92,850	1,289,686
Turning Point Therapeutics, Inc.-Class I (a)	32,600	2,030,654
Ultragenyx Pharmaceutical, Inc. (a)	41,593	1,776,437
Y-mAbs Therapeutics, Inc. (a)	66,659	2,083,094

		60,307,541

Health Care Equipment & Supplies - 3.1%
Atrion Corp.	1,341	1,007,762
CONMED Corp.	16,580	1,854,141
Globus Medical, Inc.-Class A (a)	56,530	3,328,486
Haemonetics Corp. (a)	16,950	1,947,555
Insulet Corp. (a)	10,188	1,744,186
Integer Holdings Corp. (a)	38,250	3,076,447
Masimo Corp. (a)	8,170	1,291,350
Mesa Laboratories, Inc.	7,340	1,830,596
Novocure Ltd. (a)	58,110	4,896,930
Orthofix Medical, Inc. (a)	56,850	2,625,333
Penumbra, Inc. (a)	10,940	1,797,114
Silk Road Medical, Inc. (a)	76,930	3,106,433
Tactile Systems Technology, Inc. (a)	41,972	2,833,530

		31,339,863

Health Care Providers & Services - 2.5%
Amedisys, Inc. (a)	26,790	4,471,787
AMN Healthcare Services, Inc. (a)	75,970	4,733,691
BioTelemetry, Inc. (a)	57,650	2,669,195
Chemed Corp.	6,260	2,749,767
Encompass Health Corp.	38,307	2,653,526
LHC Group, Inc. (a)	18,060	2,487,945
Molina Healthcare, Inc. (a)	12,540	1,701,553
RadNet, Inc. (a)	30,520	619,556
Tivity Health, Inc. (a)	147,380	2,998,446

		25,085,466

Health Care Technology - 0.8%
Health Catalyst, Inc. (a)	60,230	2,089,981
HealthStream, Inc. (a)	53,000	1,441,600
HMS Holdings Corp. (a)	90,299	2,672,851
Teladoc Health, Inc. (a)	20,910	1,750,585

		7,955,017

Life Sciences Tools & Services - 1.6%
ICON PLC (a)	11,750	2,023,702
Medpace Holdings, Inc. (a)	36,395	3,059,364
PRA Health Sciences, Inc. (a)	18,070	2,008,481
Repligen Corp. (a)	39,441	3,648,292

Company	Shares	U.S. $ Value
Syneos Health, Inc. (a)	87,760	$5,219,526

		15,959,365

Pharmaceuticals - 1.9%
Aerie Pharmaceuticals, Inc. (a)	79,100	1,911,847
Amphastar Pharmaceuticals, Inc. (a)	57,390	1,107,053
Axsome Therapeutics, Inc. (a)	31,527	3,258,631
Catalent, Inc. (a)	23,310	1,312,353
Collegium Pharmaceutical, Inc. (a)	95,610	1,967,654
Corcept Therapeutics, Inc. (a)	93,870	1,135,827
GW Pharmaceuticals PLC (Sponsored ADR) (a)	9,708	1,015,068
Horizon Therapeutics PLC (a)	36,930	1,336,866
Innoviva, Inc. (a)	111,510	1,578,982
Reata Pharmaceuticals, Inc.-Class A (a)	15,530	3,174,798
Revance Therapeutics, Inc. (a)	82,766	1,343,292

		19,142,371

		159,789,623

Information Technology - 15.5%
Communications Equipment - 0.7%
Ciena Corp. (a)	50,863	2,171,342
Extreme Networks, Inc. (a)	284,776	2,098,799
Viavi Solutions, Inc. (a)	178,020	2,670,300

		6,940,441

Electronic Equipment, Instruments & Components - 2.8%
Belden, Inc.	34,282	1,885,510
Fabrinet (a)	33,430	2,167,601
Insight Enterprises, Inc. (a)	40,090	2,817,926
Jabil, Inc.	61,410	2,538,075
Knowles Corp. (a)	120,620	2,551,113
Novanta, Inc. (a)	25,404	2,246,730
OSI Systems, Inc. (a)	37,220	3,749,543
PC Connection, Inc.	46,795	2,323,840
Sanmina Corp. (a)	85,440	2,925,466
SYNNEX Corp.	8,710	1,121,848
TTM Technologies, Inc. (a)	252,770	3,804,188

		28,131,840

IT Services - 4.0%
CACI International, Inc.-Class A (a)	14,360	3,589,856
Everi Holdings, Inc. (a)	186,058	2,498,759
EVERTEC, Inc.	123,316	4,197,677
Genpact Ltd.	41,160	1,735,717
International Money Express, Inc. (a)	85,630	1,030,985
KBR, Inc.	126,710	3,864,655
ManTech International Corp./VA-Class A	35,635	2,846,524
MAXIMUS, Inc.	57,495	4,277,053
NIC, Inc.	107,741	2,408,011
Perficient, Inc. (a)	71,860	3,310,590
Perspecta, Inc.	132,292	3,497,801

Company	Shares	U.S. $ Value
TTEC Holdings, Inc.	66,670	$2,641,465
Unisys Corp. (a)	163,797	1,942,633
WNS Holdings Ltd. (ADR) (a)	31,430	2,079,095

		39,920,821

Semiconductors & Semiconductor Equipment - 3.8%
Cirrus Logic, Inc. (a)	78,474	6,467,042
Inphi Corp. (a)	50,370	3,728,387
Kulicke & Soffa Industries, Inc.	131,543	3,577,970
Lattice Semiconductor Corp. (a)	107,710	2,061,569
MKS Instruments, Inc.	21,982	2,418,240
Monolithic Power Systems, Inc.	12,340	2,196,767
Onto Innovation, Inc. (a)	76,450	2,793,483
Silicon Laboratories, Inc. (a)	23,527	2,728,661
Synaptics, Inc. (a)	37,940	2,495,314
Teradyne, Inc.	51,000	3,477,690
Ultra Clean Holdings, Inc. (a)	183,110	4,297,592
Xperi Corp.	108,778	2,012,393

		38,255,108

Software - 4.0%
Aspen Technology, Inc. (a)	17,130	2,071,531
Blackbaud, Inc.	45,660	3,634,536
CommVault Systems, Inc. (a)	66,830	2,983,291
Cornerstone OnDemand, Inc. (a)	41,691	2,441,008
Fair Isaac Corp. (a)	6,690	2,506,609
Five9, Inc. (a)	73,590	4,826,032
j2 Global, Inc.	54,468	5,104,196
LivePerson, Inc. (a)	17,950	664,150
Manhattan Associates, Inc. (a)	38,786	3,093,183
Nuance Communications, Inc. (a)	207,070	3,692,058
Pegasystems, Inc.	25,250	2,011,163
Progress Software Corp.	73,220	3,042,291
Rapid7, Inc. (a)	34,587	1,937,564
SPS Commerce, Inc. (a)	37,680	2,088,226

		40,095,838

Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. (a)	45,390	1,595,912

		154,939,960

Industrials - 15.4%
Aerospace & Defense - 0.4%
Curtiss-Wright Corp.	18,350	2,585,331
Vectrus, Inc. (a)	24,461	1,253,871

		3,839,202

Air Freight & Logistics - 1.3%
Echo Global Logistics, Inc. (a)	104,235	2,157,664
Forward Air Corp.	46,158	3,228,752
Hub Group, Inc.-Class A (a)	87,376	4,481,515

Company	Shares	U.S. $ Value
Radiant Logistics, Inc. (a)	494,680	$2,755,368

		12,623,299

Airlines - 0.1%
SkyWest, Inc.	18,980	1,226,678

Building Products - 2.0%
Builders FirstSource, Inc. (a)	176,318	4,480,241
Masonite International Corp. (a)	63,700	4,599,777
Patrick Industries, Inc.	68,742	3,604,143
Trex Co., Inc. (a)	47,500	4,269,300
Universal Forest Products, Inc.	69,020	3,292,254

		20,245,715

Commercial Services & Supplies - 1.5%
Brady Corp.-Class A	24,190	1,385,119
Deluxe Corp.	75,550	3,771,456
Kimball International, Inc.-Class B	109,494	2,263,241
SP Plus Corp. (a)	60,546	2,568,967
Steelcase, Inc.-Class A	97,740	1,999,761
Tetra Tech, Inc.	37,800	3,256,848

		15,245,392

Construction & Engineering - 1.8%
Comfort Systems USA, Inc.	59,954	2,988,707
EMCOR Group, Inc.	59,090	5,099,467
MasTec, Inc. (a)	73,770	4,733,083
Quanta Services, Inc.	97,860	3,983,880
Tutor Perini Corp. (a)	111,110	1,428,875

		18,234,012

Electrical Equipment - 0.7%
Atkore International Group, Inc. (a)	50,410	2,039,588
EnerSys	41,813	3,128,867
Generac Holdings, Inc. (a)	17,510	1,761,331

		6,929,786

Machinery - 2.5%
Alamo Group, Inc.	15,820	1,986,201
Allison Transmission Holdings, Inc.	82,482	3,985,530
Barnes Group, Inc.	66,100	4,095,556
Harsco Corp. (a)	131,030	3,015,000
Kadant, Inc.	18,150	1,911,921
Meritor, Inc. (a)	97,813	2,561,722
Mueller Industries, Inc.	138,330	4,391,978
Wabash National Corp.	231,491	3,400,603

		25,348,511

Professional Services - 2.8%
ASGN, Inc. (a)	48,860	3,467,594
Barrett Business Services, Inc.	36,590	3,309,931
FTI Consulting, Inc. (a)	48,950	5,416,807
Heidrick & Struggles International, Inc.	85,838	2,789,735
ICF International, Inc.	24,530	2,247,439
Insperity, Inc.	58,411	5,025,682

Company	Shares	U.S. $ Value
Kforce, Inc.	76,210	$3,025,537
TrueBlue, Inc. (a)	95,960	2,308,798

		27,591,523

Road & Rail - 0.7%
ArcBest Corp.	97,542	2,692,159
Knight-Swift Transportation Holdings, Inc.	88,179	3,160,335
Saia, Inc. (a)	8,730	812,938

		6,665,432

Trading Companies & Distributors - 1.6%
Applied Industrial Technologies, Inc.	48,780	3,253,138
BMC Stock Holdings, Inc. (a)	102,981	2,954,525
GMS, Inc. (a)	92,229	2,497,561
MRC Global, Inc. (a)	289,690	3,951,372
Titan Machinery, Inc. (a)	233,393	3,449,549

		16,106,145

		154,055,695

Consumer Discretionary - 13.2%
Auto Components - 0.6%
LCI Industries	45,690	4,894,770
Stoneridge, Inc. (a)	48,850	1,432,282

		6,327,052

Automobiles - 0.4%
Thor Industries, Inc.	22,582	1,677,617
Winnebago Industries, Inc.	45,470	2,409,001

		4,086,618

Diversified Consumer Services - 2.2%
Adtalem Global Education, Inc. (a)	52,700	1,842,919
Bright Horizons Family Solutions, Inc. (a)	22,598	3,396,253
Hillenbrand, Inc.	136,280	4,539,487
K12, Inc. (a)	176,646	3,594,746
Strategic Education, Inc.	34,290	5,448,681
WW International, Inc. (a)	80,780	3,086,604

		21,908,690

Hotels, Restaurants & Leisure - 3.1%
Bloomin’ Brands, Inc.	149,770	3,305,424
Brinker International, Inc.	67,210	2,822,820
Churchill Downs, Inc.	16,260	2,230,872
Denny’s Corp. (a)	150,500	2,991,940
Marriott Vacations Worldwide Corp.	44,990	5,792,913
Papa John’s International, Inc.	49,376	3,118,094
Penn National Gaming, Inc. (a)	90,009	2,300,630
Planet Fitness, Inc. (a)	27,303	2,038,988
Ruth’s Hospitality Group, Inc.	109,000	2,372,385
Wingstop, Inc.	45,640	3,935,537

		30,909,603

Company	Shares	U.S. $ Value
Household Durables - 1.7%
Helen of Troy Ltd. (a)	20,080	$3,610,183
Lovesac Co. (The) (a)	91,540	1,469,217
Meritage Homes Corp. (a)	1,519	92,826
Skyline Champion Corp. (a)	96,560	3,060,952
Taylor Morrison Home Corp.-Class A (a)	243,655	5,326,298
TopBuild Corp. (a)	32,470	3,347,008

		16,906,484

Leisure Products - 0.7%
Callaway Golf Co.	183,140	3,882,568
Malibu Boats, Inc. (a)	12,641	517,649
MasterCraft Boat Holdings, Inc. (a)	162,735	2,563,076

		6,963,293

Specialty Retail - 3.2%
Aaron’s, Inc.	66,504	3,798,043
Bed Bath & Beyond, Inc.	221,650	3,834,545
Citi Trends, Inc.	97,330	2,250,270
Five Below, Inc. (a)	9,604	1,227,967
Foot Locker, Inc.	77,120	3,006,909
Genesco, Inc. (a)	55,844	2,676,044
Lithia Motors, Inc.-Class A	28,762	4,228,014
Michaels Cos., Inc. (The) (a)	413,340	3,343,921
Signet Jewelers Ltd.	108,220	2,352,703
Sleep Number Corp. (a)	60,003	2,954,548
Williams-Sonoma, Inc.	16,710	1,227,182
Zumiez, Inc. (a)	50,209	1,734,219

		32,634,365

Textiles, Apparel & Luxury Goods - 1.3%
Crocs, Inc. (a)	57,534	2,410,099
Deckers Outdoor Corp. (a)	32,340	5,460,932
Skechers U.S.A., Inc.-Class A (a)	74,272	3,207,808
Vera Bradley, Inc. (a)	131,550	1,552,290

		12,631,129

		132,367,234

Real Estate - 6.2%
Equity Real Estate Investment Trusts (REITs) - 5.4%
Agree Realty Corp.	14,697	1,031,288
Alexander & Baldwin, Inc.	79,890	1,674,494
American Assets Trust, Inc.	11,910	546,669
American Campus Communities, Inc.	40,840	1,920,705
Americold Realty Trust	68,943	2,417,142
Armada Hoffler Properties, Inc.	138,538	2,542,172
CareTrust REIT, Inc.	92,740	1,913,226
CorEnergy Infrastructure Trust, Inc.	63,460	2,837,297
Cousins Properties, Inc.	65,278	2,689,454
CubeSmart	109,300	3,440,764
First Industrial Realty Trust, Inc.	77,170	3,203,327
Getty Realty Corp.	47,570	1,563,626
National Storage Affiliates Trust	72,530	2,438,459
NexPoint Residential Trust, Inc.	43,640	1,963,800

Company	Shares	U.S. $ Value
Park Hotels & Resorts, Inc.	120,313	$3,112,497
RLJ Lodging Trust	248,148	4,397,183
Ryman Hospitality Properties, Inc.	47,700	4,133,682
Sabra Health Care REIT, Inc.	142,560	3,042,230
STAG Industrial, Inc.	78,220	2,469,405
Summit Hotel Properties, Inc.	141,660	1,748,084
Sun Communities, Inc.	14,130	2,120,913
Xenia Hotels & Resorts, Inc.	154,800	3,345,228

		54,551,645

Real Estate Management & Development - 0.8%
Marcus & Millichap, Inc. (a)	71,181	2,651,492
RE/MAX Holdings, Inc.-Class A	89,760	3,454,863
RMR Group, Inc. (The)-Class A	38,380	1,751,663

		7,858,018

		62,409,663

Energy - 3.9%
Energy Equipment & Services - 1.6%
Apergy Corp. (a)	72,930	2,463,575
Cactus, Inc.-Class A	81,190	2,786,441
DMC Global, Inc.	51,850	2,330,139
Matrix Service Co. (a)	125,900	2,880,592
NexTier Oilfield Solutions, Inc. (a)	516,660	3,461,622
Patterson-UTI Energy, Inc.	238,696	2,506,308

		16,428,677

Oil, Gas & Consumable Fuels - 2.3%
Arch Coal, Inc.	29,600	2,123,504
CVR Energy, Inc.	63,610	2,571,752
Delek US Holdings, Inc.	81,310	2,726,324
HollyFrontier Corp.	73,430	3,723,635
Par Pacific Holdings, Inc. (a)	89,807	2,087,115
Renewable Energy Group, Inc. (a)	110,042	2,965,632
REX American Resources Corp. (a)	25,250	2,069,490
SM Energy Co.	234,030	2,630,497
W&T Offshore, Inc. (a)	302,640	1,682,679

		22,580,628

		39,009,305

Utilities - 3.7%
Electric Utilities - 1.2%
ALLETE, Inc.	45,180	3,667,261
Otter Tail Corp.	58,980	3,025,084
Portland General Electric Co.	69,880	3,898,605
Spark Energy, Inc.	169,802	1,567,273

		12,158,223

Gas Utilities - 0.6%
Chesapeake Utilities Corp.	19,770	1,894,559
New Jersey Resources Corp.	43,100	1,920,967
ONE Gas, Inc.	22,030	2,061,347

		5,876,873

Company	Shares	U.S. $ Value
Independent Power and Renewable Electricity Producers - 1.1%
Atlantic Power Corp. (a)	496,197	$1,156,139
Atlantica Yield PLC	133,690	3,528,079
Ormat Technologies, Inc.	45,920	3,421,959
Vistra Energy Corp.	152,674	3,509,975

		11,616,152

Multi-Utilities - 0.5%
Avista Corp.	64,971	3,124,455
NorthWestern Corp.	22,770	1,631,926

		4,756,381

Water Utilities - 0.3%
AquaVenture Holdings Ltd. (a)	27,433	743,983
Consolidated Water Co., Ltd.	143,494	2,338,952

		3,082,935

		37,490,564

Materials - 3.0%
Chemicals - 0.8%
Huntsman Corp.	100,978	2,439,628
Ingevity Corp. (a)	15,153	1,324,069
Orion Engineered Carbons SA	172,420	3,327,706
Stepan Co.	10,920	1,118,645

		8,210,048

Construction Materials - 0.4%
Summit Materials, Inc.-Class A (a)	139,749	3,340,001

Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	135,590	2,257,573
Sealed Air Corp.	50,785	2,022,767

		4,280,340

Metals & Mining - 0.6%
Schnitzer Steel Industries, Inc.-Class A	99,487	2,156,878
Warrior Met Coal, Inc.	193,120	4,080,626

		6,237,504

Paper & Forest Products - 0.8%
Boise Cascade Co.	56,779	2,074,137
Louisiana-Pacific Corp.	110,536	3,279,603
Verso Corp. (a)	149,270	2,691,338

		8,045,078

		30,112,971

Consumer Staples - 2.6%
Beverages - 0.4%
Boston Beer Co., Inc. (The)-Class A (a)	9,930	3,752,051

Food & Staples Retailing - 0.6%
SpartanNash Co.	111,397	1,586,293
US Foods Holding Corp. (a)	49,860	2,088,636

Company	Shares	U.S. $ Value
Village Super Market, Inc.-Class A	80,630	$1,870,616

		5,545,545

Food Products - 1.3%
Calavo Growers, Inc.	33,035	2,992,641
Fresh Del Monte Produce, Inc.	65,188	2,280,276
Hain Celestial Group, Inc. (The) (a)	135,170	3,508,337
John B Sanfilippo & Son, Inc.	23,440	2,139,603
Nomad Foods Ltd. (a)	108,850	2,434,975

		13,355,832

Household Products - 0.2%
Central Garden & Pet Co.-Class A (a)	68,711	2,017,355

Personal Products - 0.1%
Medifast, Inc.	10,418	1,141,604

		25,812,387

Communication Services - 1.6%
Diversified Telecommunication Services - 0.3%
Vonage Holdings Corp. (a)	416,110	3,075,053

Media - 1.1%
Entravision Communications Corp.-Class A	250,100	655,262
Gray Television, Inc. (a)	139,930	3,000,099
Nexstar Media Group, Inc.-Class A	21,910	2,568,947
TEGNA, Inc.	267,940	4,471,919

		10,696,227

Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	64,263	2,673,984

		16,445,264

Total Common Stocks (cost $860,329,014)		998,764,379

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.53% (b)(c)(d) (cost $1,056,552)	1,056,552	1,056,552

U.S. $ Value
Total Investments - 99.7% (cost $861,385,566) (e)	$999,820,931
Other assets less liabilities - 0.3%	2,730,036

Net Assets - 100.0%	$1,002,550,967

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	238	March 2020	$19,880,140	$403,024

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of December 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $169,131,601 and gross unrealized depreciation of investments was $(30,293,212), resulting in net unrealized appreciation of $138,838,389.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

Bernstein Fund, Inc.

Small Cap Core Portfolio

December 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$998,764,379		$	– 0	–	$	– 0	–	$998,764,379
Short-Term Investments	1,056,552			– 0	–		– 0	–	1,056,552

Total Investments in Securities	999,820,931			– 0	–		– 0	–	999,820,931
Other Financial Instruments (b):
Assets:
Futures	403,024			– 0	–		– 0	–	403,024
Liabilities	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,000,223,955		$	– 0	–	$	– 0	–	$1,000,223,955

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2019 is as follows:

Fund	Market Value 9/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$21,097	$20,040	$1,057	$8